SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of disaggregation of revenue

		Year ended	Year ended	Year ended
		December	December	December
		31, 2021	31, 2022	31, 2023
		RMB	RMB	RMB
Credit driven services		10,189,167	11,586,251	11,738,560
Loan facilitation and servicing fees-capital heavy		2,326,027	2,086,414	1,667,119
Revenue from loan facilitation services	At a point in time	1,399,310	1,442,100	1,081,699
Revenue from post-facilitation services	Overtime	926,717	644,314	585,420
Financing income	Overtime	2,184,128	3,487,951	5,109,921
Revenue from releasing of guarantee liabilities	Overtime	5,583,135	5,899,153	4,745,898
Other services fees	At a point in time	95,877	112,733	215,622
Platform services		6,446,478	4,967,679	4,551,467
Loan facilitation and servicing fees-capital light		5,677,941	4,124,726	3,213,955
Revenue from loan facilitation services	At a point in time	4,484,632	2,656,511	2,096,085
Revenue from post-facilitation services	Overtime	1,193,309	1,468,215	1,117,870
Referral services fees	At a point in time	620,317	561,372	950,016
Other services fees	At a point in time/Overtime	148,220	281,581	387,496
Total net revenue		16,635,645	16,553,930	16,290,027

Schedule of estimated useful lives for property and equipment

Leasehold improvements	Over the shorter of the lease term or expected useful lives
Electronic equipment and software	3-10 years
Furniture and office equipment and others	3-5 years

Consolidated Trusts
Schedule of financial statements

	December 31, 2022	December 31, 2023
	RMB	RMB
ASSETS
Restricted cash	1,018,106	1,232,804
Loans receivable, net	9,942,696	9,318,315
Prepaid expenses and other assets	117,516	92,287
Loans receivable, net-noncurrent	511,843	268,215
Total Assets	11,590,161	10,911,621

	December 31, 2022	December 31, 2023
	RMB	RMB
LIABILITIES
Payable to investors of the consolidated trusts-current	6,099,520	8,942,291
Accrued expenses and other current liabilities	8,378	10,120
Other tax payable	35,766	4,314
Payable to investors of the consolidated trusts-noncurrent	4,521,600	3,581,800
Total liabilities	10,665,264	12,538,525

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenue	1,704,267	2,275,833	2,350,404
Net income	708,908	1,101,477	948,139

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash provided by operating activities	1,329,554	1,784,344	1,664,700
Net cash (used in)/ provided by investing activities	(4,619,696)	(609,509)	110,926
Net cash provided by financing activities	1,735,348	4,245,628	1,939,011